17. Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
ASSETS	R$ 35,930,100	R$ 33,162,377
Current assets	6,677,846	5,701,834
Cash and cash equivalents	1,948,409	1,040,075	R$ 982,073	R$ 1,480,727
Noncurrent assets	29,252,254	27,460,543
LIABILITIES		33,162,377
Current liabilities	6,695,114	6,109,914
Noncurrent liabilities	12,898,772	11,541,960
Equity	16,336,214	15,510,503	14,978,142	R$ 14,480,492
STATEMENT OF INCOME
Net operating revenues	14,934,780	14,024,573	13,101,753
Operating costs and expenses	11,501,688	10,665,890	10,234,115
Financial results	438,050	(748,440)
Equity in income of subsidiaries	135,888	101,739	166,411
Income tax and social contribution	511,993	274,686	519,690
Net income (loss)	1,444,004	1,118,255	874,472
Total comprehensive income	1,405,644	1,086,917	817,271
Voltalia
Disclosure of joint ventures [line items]
ASSETS	227,867	155,272	156,422
Current assets	2,344	2,141	2,177
Cash and cash equivalents	205	3	41
Other current assets	2,139	2,138	2,136
Noncurrent assets	225,523	153,131	154,245
LIABILITIES	227,867	155,272	156,422
Current liabilities	2,216	2,214	2,212
Financial liabilities	0	0	0
Other current liabilities	2,216	2,214	2,212
Noncurrent liabilities	0	0	0
Financial liabilities	0	0	0
Other noncurrent liabilities	0	0	0
Equity	225,651	153,058	154,210
STATEMENT OF INCOME
Net operating revenues	0	0	0
Operating costs and expenses	(103)	(113)	(122)
Financial results	(170)	9	5
Equity in income of subsidiaries	(7,815)	(1,048)	8,987
Income tax and social contribution	0	0	0
Net income (loss)	(8,088)	(1,152)	8,870
Other comprehensive income	0	0	0
Total comprehensive income	R$ (8,088)	R$ (1,152)	R$ 8,870
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 110,568	R$ 74,998	R$ 75,563
Transmissora Sul Brasileira
Disclosure of joint ventures [line items]
ASSETS	261,951	659,464	696,381
Current assets	26,471	56,604	51,963
Cash and cash equivalents	1,128	25,547	23,295
Other current assets	25,343	31,057	28,668
Noncurrent assets	235,480	602,860	644,418
LIABILITIES	261,951	659,464	696,381
Current liabilities	24,955	220,845	33,949
Financial liabilities	7,615	212,618	25,153
Other current liabilities	17,340	8,227	8,796
Noncurrent liabilities	84,672	116,818	315,589
Financial liabilities	57,028	106,174	308,859
Other noncurrent liabilities	27,644	10,644	6,730
Equity	152,324	321,801	346,843
STATEMENT OF INCOME
Net operating revenues		53,374	56,553
Operating costs and expenses		(63,752)	(12,042)
Financial results		(26,994)	(32,674)
Equity in income of subsidiaries		0	0
Income tax and social contribution		12,330	(2,810)
Net income (loss)		(25,042)	9,027
Other comprehensive income		0	0
Total comprehensive income		R$ (25,042)	R$ 9,027
Investment interest - %		20.00%	20.00%
Investment book value	74,639	R$ 64,360	R$ 69,369
Caiuá
Disclosure of joint ventures [line items]
ASSETS	465,801	230,743	255,276
Current assets	47,347	22,895	26,820
Cash and cash equivalents	1	1,626	1,435
Other current assets	47,346	21,269	25,385
Noncurrent assets	418,454	207,848	228,456
LIABILITIES	465,801	230,743	255,276
Current liabilities	73,856	23,608	26,776
Financial liabilities	13,228	7,427	7,387
Other current liabilities	60,628	16,181	19,389
Noncurrent liabilities	127,284	92,774	105,934
Financial liabilities	91,342	64,081	70,633
Other noncurrent liabilities	35,942	28,693	35,301
Equity	264,661	114,361	122,566
STATEMENT OF INCOME
Net operating revenues	25,129	(2,904)	38,148
Operating costs and expenses	(4,785)	(5,194)	(4,008)
Financial results	(5,017)	(6,017)	(6,432)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	(5,053)	5,908	(11,355)
Net income (loss)	10,274	(8,207)	16,353
Other comprehensive income	0	0	0
Total comprehensive income	R$ 10,274	R$ (8,207)	R$ 16,353
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 129,684	R$ 56,037	R$ 60,057
Integração Maranhense
Disclosure of joint ventures [line items]
ASSETS	2,199,434	466,783	513,186
Current assets	326,557	44,594	49,355
Cash and cash equivalents	116,634	2,224	115
Other current assets	209,923	42,370	49,240
Noncurrent assets	1,872,877	422,189	463,831
LIABILITIES	2,199,434	466,783	513,186
Current liabilities	137,627	71,563	76,137
Financial liabilities	70,192	13,240	13,188
Other current liabilities	67,435	58,323	62,949
Noncurrent liabilities	687,897	163,790	187,554
Financial liabilities	683,316	103,755	115,732
Other noncurrent liabilities	4,581	60,035	71,822
Equity	1,373,910	231,430	249,495
STATEMENT OF INCOME
Net operating revenues	42,379	(14,460)	64,428
Operating costs and expenses	(7,732)	(4,245)	(2,851)
Financial results	(7,817)	(9,070)	(10,934)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	(7,974)	9,709	(18,125)
Net income (loss)	18,856	(18,066)	32,518
Other comprehensive income	0	0	0
Total comprehensive income	R$ 18,856	R$ (18,066)	R$ 32,518
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 673,216	R$ 113,401	R$ 122,253
Matrinchã
Disclosure of joint ventures [line items]
ASSETS	1,295,670	2,774,973	2,583,118
Current assets	229,693	297,331	273,185
Cash and cash equivalents	136,191	116,256	118,196
Other current assets	93,502	181,075	154,989
Noncurrent assets	1,065,977	2,477,642	2,309,933
LIABILITIES	1,295,670	2,774,973	2,583,118
Current liabilities	79,701	140,515	120,886
Financial liabilities	27,950	48,686	52,625
Other current liabilities	51,751	91,829	68,261
Noncurrent liabilities	487,520	928,706	845,764
Financial liabilities	482,125	712,198	747,709
Other noncurrent liabilities	5,395	216,508	98,055
Equity	728,449	1,705,752	1,616,468
STATEMENT OF INCOME
Net operating revenues	272,103	403,891	433,833
Operating costs and expenses	(47,771)	(183,660)	(237,779)
Financial results	(61,910)	(47,331)	(66,462)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	(59,544)	(55,808)	(44,061)
Net income (loss)	102,878	117,092	85,531
Other comprehensive income	0	0	0
Total comprehensive income	R$ 102,878	R$ 117,092	R$ 85,531
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 356,941	R$ 835,819	R$ 792,069
Guaraciaba
Disclosure of joint ventures [line items]
ASSETS	1,574,846	1,428,247	1,247,036
Current assets	165,072	139,920	107,429
Cash and cash equivalents	13,931	34,364	16,284
Other current assets	151,141	105,556	91,145
Noncurrent assets	1,409,774	1,288,327	1,139,607
LIABILITIES	1,574,846	1,428,247	1,247,036
Current liabilities	104,599	71,818	41,099
Financial liabilities	55,968	32,627	9,928
Other current liabilities	48,631	39,191	31,171
Noncurrent liabilities	814,798	502,713	391,712
Financial liabilities	612,854	388,806	378,528
Other noncurrent liabilities	201,944	113,907	13,184
Equity	655,449	853,716	814,225
STATEMENT OF INCOME
Net operating revenues	181,665	208,444	310,380
Operating costs and expenses	(27,273)	(93,369)	(204,412)
Financial results	(35,036)	(36,981)	(73,693)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	(47,273)	(26,303)	(9,429)
Net income (loss)	72,083	51,791	22,846
Other comprehensive income	0	0	0
Total comprehensive income	R$ 72,083	R$ 51,791	R$ 22,846
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 160,584	R$ 418,320	R$ 398,969
Paranaíba
Disclosure of joint ventures [line items]
ASSETS	2,365,160	1,698,213	1,284,733
Current assets	202,253	233,065	41,648
Cash and cash equivalents	19,568	29,066	3,051
Other current assets	182,685	203,999	38,597
Noncurrent assets	2,162,907	1,465,148	1,243,085
LIABILITIES	2,365,160	1,698,213	1,284,733
Current liabilities	124,606	124,764	83,078
Financial liabilities	33,964	53,317	45,939
Other current liabilities	90,642	71,447	37,139
Noncurrent liabilities	1,273,962	911,107	600,784
Financial liabilities	934,650	638,779	561,700
Other noncurrent liabilities	339,312	272,328	39,084
Equity	966,592	662,342	600,784
STATEMENT OF INCOME
Net operating revenues	(14,331)	320,302	322,855
Operating costs and expenses	(23,244)	(150,984)	(185,789)
Financial results	(57,977)	(59,132)	(58,703)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	28,163	(40,717)	(25,924)
Net income (loss)	(67,389)	69,469	52,439
Other comprehensive income	0	0	0
Total comprehensive income	R$ (67,389)	R$ 69,469	R$ 52,439
Investment interest - %	24.50%	24.50%	24.50%
Investment book value	R$ 484,262	R$ 162,273	R$ 147,213
Mata de Santa Genebra
Disclosure of joint ventures [line items]
ASSETS	1,443,693	1,722,063	1,050,330
Current assets	161,328	107,568	59,160
Cash and cash equivalents	301	96,244	47,792
Other current assets	161,027	11,324	11,368
Noncurrent assets	1,282,365	1,614,495	991,170
LIABILITIES	1,443,693	1,722,063	1,050,330
Current liabilities	60,964	12,630	523,351
Financial liabilities	46,329	0	489,017
Other current liabilities	14,635	12,630	34,334
Noncurrent liabilities	734,724	792,519	63,427
Financial liabilities	532,179	703,897	0
Other noncurrent liabilities	202,545	88,622	63,427
Equity	648,005	916,914	463,552
STATEMENT OF INCOME
Net operating revenues	514,591	588,123	570,237
Operating costs and expenses	(462,839)	(434,779)	(497,852)
Financial results	(59,507)	(94,512)	(80,255)
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	2,685	(19,955)	2,724
Net income (loss)	(5,070)	38,877	(5,146)
Other comprehensive income	0	0	0
Total comprehensive income	R$ (5,070)	R$ 38,877	R$ (5,146)
Investment interest - %	50.10%	50.10%	50.10%
Investment book value	R$ 317,523	R$ 459,374	R$ 232,240
Cantareira
Disclosure of joint ventures [line items]
ASSETS		952,670	525,446
Current assets		6,046	1,242
Cash and cash equivalents		5,169	157
Other current assets		877	1,085
Noncurrent assets		946,624	524,204
LIABILITIES		952,670	525,446
Current liabilities		9,706	140,759
Financial liabilities		0	65,697
Other current liabilities		9,706	75,062
Noncurrent liabilities		534,764	54,373
Financial liabilities		439,192	0
Other noncurrent liabilities		95,572	54,373
Equity		408,200	330,314
STATEMENT OF INCOME
Net operating revenues	195,441	392,766	337,614
Operating costs and expenses	(60,529)	(347,771)	(321,966)
Financial results	(58,402)	(35,207)	225
Equity in income of subsidiaries	0	0	0
Income tax and social contribution	(26,379)	(1,871)	(5,354)
Net income (loss)	50,131	7,917	10,519
Other comprehensive income	0	0	0
Total comprehensive income	R$ 50,131	R$ 7,917	R$ 10,519
Investment interest - %	49.00%	49.00%	49.00%
Investment book value		R$ 200,018	R$ 161,855
Costa Oeste
Disclosure of joint ventures [line items]
ASSETS		99,028	112,601
Current assets		7,791	9,892
Cash and cash equivalents		2,685	4,323
Other current assets		5,106	5,569
Noncurrent assets		91,237	102,709
LIABILITIES		99,028	112,601
Current liabilities		3,817	8,003
Financial liabilities		3,124	3,110
Other current liabilities		693	4,893
Noncurrent liabilities		29,239	31,594
Financial liabilities		24,751	27,426
Other noncurrent liabilities		4,488	4,168
Equity		65,972	73,004
STATEMENT OF INCOME
Net operating revenues		11,837	20,433
Operating costs and expenses		(15,765)	(3,341)
Financial results		(1,841)	(1,213)
Equity in income of subsidiaries		0	0
Income tax and social contribution		737	(1,426)
Net income (loss)		(5,032)	14,453
Other comprehensive income		0	0
Total comprehensive income		R$ (5,032)	R$ 14,453
Investment interest - %		51.00%	51.00%
Investment book value		R$ 33,646	R$ 37,232
Marumbi
Disclosure of joint ventures [line items]
ASSETS		162,155	185,888
Current assets		10,314	12,614
Cash and cash equivalents		1,949	3,324
Other current assets		8,365	9,290
Noncurrent assets		151,841	173,274
LIABILITIES		162,155	185,888
Current liabilities		6,386	17,760
Financial liabilities		5,220	5,190
Other current liabilities		1,166	12,570
Noncurrent liabilities		49,093	49,531
Financial liabilities		38,651	43,171
Other noncurrent liabilities		10,442	6,360
Equity		106,676	118,597
STATEMENT OF INCOME
Net operating revenues		19,498	37,559
Operating costs and expenses		(29,086)	(11,906)
Financial results		(3,140)	(3,596)
Equity in income of subsidiaries		0	0
Income tax and social contribution		807	(1,822)
Net income (loss)		(11,921)	20,235
Other comprehensive income		0	0
Total comprehensive income		R$ (11,921)	R$ 20,235
Investment interest - %		80.00%	80.00%
Investment book value		R$ 85,341	R$ 94,878
Dominó
Disclosure of joint ventures [line items]
ASSETS			180,049
Current assets			24,725
Cash and cash equivalents			5,340
Other current assets			19,385
Noncurrent assets			155,324
LIABILITIES			180,049
Current liabilities			13,669
Financial liabilities			0
Other current liabilities			13,669
Noncurrent liabilities			0
Financial liabilities			0
Other noncurrent liabilities			0
Equity			166,380
STATEMENT OF INCOME
Net operating revenues			0
Operating costs and expenses			(969)
Financial results			(24,062)
Equity in income of subsidiaries			101,543
Income tax and social contribution			0
Net income (loss)			76,512
Other comprehensive income			(9,669)
Total comprehensive income			R$ 76,512
Investment interest - %			49.00%
Investment book value			R$ 81,526